DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Details 1) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Notional amount	$ 241,467,084	$ 177,224,139
Fair Value Hedges [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	9,745,718	7,795,629
Fair Value Hedges [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	7,983,105	6,078,473
Fair Value Hedges [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,762,612	1,717,156
Fair Value Hedges [Member] | Available For Sale Investments [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		70,938
Fair Value Hedges [Member] | Available For Sale Investments [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		4,738
Fair Value Hedges [Member] | Available For Sale Investments [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		129,539
Fair Value Hedges [Member] | Available For Sale Investments [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		790,286
Fair Value Hedges [Member] | Available For Sale Investments [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		784,104
Fair Value Hedges [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	486,013	137,985
Fair Value Hedges [Member] | Issued debt instruments [Member] | Senior Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	5,128,162	4,382,487
Fair Value Hedges [Member] | Debt Instrument At FVOCI [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	172,072
Fair Value Hedges [Member] | Debt Instrument At FVOCI [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,779
Fair Value Hedges [Member] | Debt Instrument At FVOCI [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	174,440
Fair Value Hedges [Member] | Debt Instrument At FVOCI [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	449,730
Fair Value Hedges [Member] | Loans and accounts receivables from customers [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		1,495,552
Fair Value Hedges [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,806,662
Fair Value Hedges [Member] | Debt Instruments At FVOCI [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	524,859
Fair Value Hedges [Member] | Due Within 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,684,096	878,686
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,112,496	715,701
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	571,600	162,985
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		128,289
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	321,600	137,985
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Issued debt instruments [Member] | Senior Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	708,624	25,000
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Debt Instrument At FVOCI [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Debt Instrument At FVOCI [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Debt Instrument At FVOCI [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Debt Instrument At FVOCI [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Loans and accounts receivables from customers [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		587,412
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	653,872
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Debt Instruments At FVOCI [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 1 and 3 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,144,709	2,440,933
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,794,709	1,512,238
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	350,000	928,695
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		218,640
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		21,377
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Issued debt instruments [Member] | Senior Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,117,779	1,399,686
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Debt Instrument At FVOCI [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Debt Instrument At FVOCI [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Debt Instrument At FVOCI [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Debt Instrument At FVOCI [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	449,730
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Loans and accounts receivables from customers [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		801,230
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,272,382
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Debt Instruments At FVOCI [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	304,818
Fair Value Hedges [Member] | Between 3 and 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,578,839	1,994,389
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,228,839	1,813,221
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	350,000	181,168
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		6,169
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		4,738
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		443,357
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		762,727
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Issued debt instruments [Member] | Senior Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,298,470	670,488
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Debt Instrument At FVOCI [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Debt Instrument At FVOCI [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,779
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Debt Instrument At FVOCI [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Debt Instrument At FVOCI [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Loans and accounts receivables from customers [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		106,910
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	276,590
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Debt Instruments At FVOCI [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,338,073	2,481,621
Fair Value Hedges [Member] | Over 6 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,847,061	2,037,313
Fair Value Hedges [Member] | Over 6 years [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	491,012	444,308
Fair Value Hedges [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		64,769
Fair Value Hedges [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		129,539
Fair Value Hedges [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	164,413
Fair Value Hedges [Member] | Over 6 years [Member] | Issued debt instruments [Member] | Senior Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,003,289	2,287,313
Fair Value Hedges [Member] | Over 6 years [Member] | Debt Instrument At FVOCI [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	172,072
Fair Value Hedges [Member] | Over 6 years [Member] | Debt Instrument At FVOCI [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Debt Instrument At FVOCI [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	174,440
Fair Value Hedges [Member] | Over 6 years [Member] | Debt Instrument At FVOCI [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Loans and accounts receivables from customers [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	603,818
Fair Value Hedges [Member] | Over 6 years [Member] | Debt Instruments At FVOCI [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	$ 220,041